Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Dec. 31, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	May 01, 2018
Eaton Vance Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ETEGX
Eaton Vance Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECSMX
Eaton Vance Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EISGX
Eaton Vance Small-Cap Fund | Class R
Risk/Return:
Trading Symbol	ERSGX